Average Annual Total Returns{- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-11 - Emerging Markets Portfolio	VIP Emerging Markets Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Emerging Markets Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Emerging Markets Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Emerging Markets Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Emerging Markets Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Emerging Markets Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Emerging Markets Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Emerging Markets Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Emerging Markets Portfolio-Service 2 VIP Return Before Taxes Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	(2.17%)	14.98%	8.44%	(2.28%)	14.87%	8.34%	(2.41%)	14.71%	8.17%	(2.53%)	9.90%	5.53%